EARNINGS (LOSS) PER SHARE (Details)	12 Months Ended
Dec. 31, 2024 shares
Warrants
EARNINGS (LOSS) PER SHARE
Number of potential ordinary shares	13,026,000
Stock options.
EARNINGS (LOSS) PER SHARE
Number of potential ordinary shares	2,383,000
Restricted share units
EARNINGS (LOSS) PER SHARE
Number of potential ordinary shares	375,000
Deferred share units
EARNINGS (LOSS) PER SHARE
Number of potential ordinary shares	648,000
Bonus shares
EARNINGS (LOSS) PER SHARE
Number of potential ordinary shares	500,000